Leases - Schedule of Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Finance lease cost:
Depreciation of asset under finance lease	$ 184	$ 123
Interest on lease liabilities (included in interest expense in the statements of operations)	29	26
Total finance lease cost	213	149
Operating lease cost:
Amortization of right of use asset (included in general and administrative expenses in the statements of operations)	2,042	2,479
Rental expense (included in cost of revenue, and general and administrative expenses in the statement of operations)	486	390
Operating lease cost	2,528	2,869
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	2,091	2,731
Financing cash flows from finance leases	213	126
Total cash paid for amounts included in measurement of lease liabilities	2,304	2,857
Finance lease assets (included in Property and equipment-see Note 4)	930	1,112
Operating lease right of use assets	1,824	2,114
Finance lease liabilities
Non-current liabilities	258	385
Current liabilities	193	163
Total Finance lease liabilities	451	548
Operating lease liabilities
Non-current liabilities	564	683
Current liabilities	1,236	1,432
Total operating lease liabilities	$ 1,800	$ 2,115
Weighted average lease term (Years)
Finance leases	3 years 3 months 18 days	1 year 7 months 6 days
Operating leases	1 year 4 months 24 days	1 year 8 months 12 days
Weighted average discount rate
Finance leases	5.80%	6.20%
Operating leases	3.80%	5.20%